Deferred compensation plans - Activity Relating to SAR Plan B (Parenthetical) (Detail) - Mar. 31, 2015 - SAR Plan B [Member] - ¥ / shares	Total
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted through MYPD awards	18,315,000
Weighted-average grant date fair value per share	¥ 298